Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 306,141	£ 269,213
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,491	72,614
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,371	17,109
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 8,861	£ 3,248
ECL coverage %	0.20%	0.30%
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 492,696	£ 492,468
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1,217)	£ (1,370)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.40%	1.50%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 76,579	£ 73,717
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1,088)	£ (1,103)
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.30%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 14,372	£ 17,152
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (43)
Financial assets at amortised cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Others | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 273,728	£ 269,815
Financial assets at amortised cost | Others | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (70)	£ (137)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.90%	1.10%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 16,434	£ 19,721
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (155)	£ (217)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.60%	1.90%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.70%	2.20%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.30%	0.60%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 7,881	£ 7,817
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	234	93
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298	331
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(125)	(145)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(2)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (2)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	5.10%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 116	£ 414
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	8
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(21)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.80%	1.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	16.70%
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 989	£ 1,662
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	25
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	12
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)	(17)
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non credit – impaired | Lifetime expected credit losses | Others | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ (2)
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.20%	2.40%
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.60%	4.70%
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.10%	11.10%
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 183	£ 43
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87	9
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(15)
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(2)
Financial assets at amortised cost | – personal | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.60%	1.90%
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.00%	0.00%
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.30%
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 51	£ 50
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	207	296
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(98)	(123)
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	0
Financial assets at amortised cost | – corporate and commercial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.90%	1.00%
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	26
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(7)
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | – financial | Non credit – impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0